Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)		Common Stock [Member] Common Class A [Member] USD ($) shares	Common Stock [Member] Common Class A [Member] HKD ($) shares	Common Stock [Member] Common Class B [Member] USD ($) shares	Common Stock [Member] Common Class B [Member] HKD ($) shares	Subscription Receivable [Member] USD ($)	Subscription Receivable [Member] HKD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] HKD ($)	Deferred Compensation [Member] USD ($)	Deferred Compensation [Member] HKD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] HKD ($)	USD ($)	HKD ($)
Balance at Sep. 30, 2024			$ 97,293		$ 61,277		$ (150,720)						$ 10,400,109		$ 10,407,959
Balance, shares at Sep. 30, 2024 | shares	[1]	51,642	51,642	32,525	32,525
Proceeds from share subscription							150,720								150,720
Net loss for the period													3,512,281		3,512,281
Balance at Mar. 31, 2025			$ 97,293		$ 61,277								13,912,390		14,070,960
Balance, shares at Mar. 31, 2025 | shares	[1]	51,642	51,642	32,525	32,525
Balance at Sep. 30, 2025			$ 145,492		$ 61,277				169,207,544		(87,887,800)		(30,547,383)		50,979,130
Balance, shares at Sep. 30, 2025 | shares	[1]	77,225	77,225	32,525	32,525
Net loss for the period													(76,386,077)	$ (9,743,122)	(76,386,077)
Proceeds from offerings, net of expenses			$ 69,693						4,345,797						4,415,490
Proceeds from offerings, net of expenses, shares | shares	[1]	37,229	37,229
Issuance of Class A Ordinary Shares as commitment shares			$ 5,853						(5,853)
Issuance of Class A Ordinary Shares as commitment shares, shares | shares	[1]	3,127	3,127
Amortization of share-based payments											65,915,850				65,915,850
Balance at Mar. 31, 2026		$ 28,194	$ 221,038	$ 7,816	$ 61,277			$ 22,136,159	$ 173,547,488	$ (2,802,545)	$ (21,971,950)	$ (13,639,472)	$ (106,933,460)	$ 5,730,152	$ 44,924,393
Balance, shares at Mar. 31, 2026 | shares	[1]	117,581	117,581	32,525	32,525

[1]	The share amounts and per share data are presented on a retroactive basis, giving effect to the effectiveness of Share Redesignation and Reverse Splits (see Note 1).